BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 27, 2017	Jun. 30, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding warrants		1,096,705	899,753
Outstanding convertible notes		$ 670,587
Use Rights [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated useful life of intangible assets		50 years
Non Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Account receivable		$ 4,936,974	$ 3,273,141
Net of allowance for doubtful accounts		$ 152,995	$ 139,609
V I E Agreements [Member] | Fangguan Electronics 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired	95.14%
Percentage of recieve net income or net loss	100.00%